Significant accounting policies, judgments and estimation uncertainty - Property and equipment (Details)	12 Months Ended
Jun. 30, 2018
Building
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment rate	4.00%
Furniture, fixtures and equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment rate	5.00%
Furniture, fixtures and equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment rate	20.00%
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment rate	30.00%
Post-production equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment rate	30.00%
Computer software
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment period	2 years
Website design
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment period	2 years